Revenue (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Types of services or goods	R$ 3,697,255	R$ 3,304,329	R$ 2,875,913
Tuition fees	3,427,436	3,000,122	2,640,598
Other	269,819	304,207	235,315
Timing of revenue recognition	3,697,255	3,304,329	2,875,913
Transferred over time	3,618,234	3,242,035	2,821,251
Transferred at a point in time	79,021	62,294	54,662
Undergraduate [Member]
IfrsStatementLineItems [Line Items]
Types of services or goods	3,255,426	2,895,692
Tuition fees	3,239,729	2,877,731
Other	15,697	17,961
Timing of revenue recognition	3,255,426	2,895,692
Transferred over time	3,239,729	2,877,731
Transferred at a point in time	15,697	17,961
Continuing Education [member]
IfrsStatementLineItems [Line Items]
Types of services or goods	284,471	255,438	235,830
Tuition fees	187,707	122,391	146,477
Other	96,764	133,047	89,353
Timing of revenue recognition	284,471	255,438	235,830
Transferred over time	223,774	218,573	206,098
Transferred at a point in time	60,697	36,865	29,732
Medical Practice Solutions [Member]
IfrsStatementLineItems [Line Items]
Types of services or goods	171,323	161,787	140,282
Tuition fees
Other	171,323	161,787	140,282
Timing of revenue recognition	171,323	161,787	140,282
Transferred over time	168,696	154,319	132,249
Transferred at a point in time	2,627	7,468	8,033
Elimination Inter Segment Transactions [Member]
IfrsStatementLineItems [Line Items]
Types of services or goods	(13,965)	(8,588)	(11,217)
Tuition fees
Other	(13,965)	(8,588)	(11,217)
Timing of revenue recognition	(13,965)	(8,588)	(11,217)
Transferred over time	(13,965)	(8,588)	(11,217)
Transferred at a point in time
Undergrad [member]
IfrsStatementLineItems [Line Items]
Types of services or goods			2,511,018
Tuition fees			2,494,121
Other			16,897
Timing of revenue recognition			2,511,018
Transferred over time			2,494,121
Transferred at a point in time			R$ 16,897